Restatement of Previously Issued Condensed Carve-out Consolidated Financial Statements (Tables)	9 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Condensed Carve-out Consolidated Financial Statements
Schedule of the restatement on the affected financial statement

Particulars	As Previously Reported December 31, 2022	Restatement Adjustment	As Restated December 31, 2022
Selling, general and administrative expenses	8,202	(304)	7,898
Total operating expenses	8,202	(304)	7,898
Income from operations	1,140	304	1,444
Income before income taxes	1,667	304	1,971
Net income	517	304	821
Less: Net income attributable to noncontrolling interest(1)	69	56	125
Net income attributable to controlling interest	448	248	696

(1)	The change in net income attributable to noncontrolling interest comprises of two impacts i.e., consequential impact on account of the change in accounting for transaction costs as set out above and change in the percentage attributable to noncontrolling interest based on the note discussed below.

Schedule of unaudited consolidated financial information

Particulars	As Previously Reported December 31, 2022	Restatement Adjustment	As Restated December 31, 2022
In the Statement of Operations
Net income attributable to noncontrolling interest	68	19	87